OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	$ 19,416	$ 29,121
Contracts Receivable, Claims and Uncertain Amounts	10,732	12,697
Other Receivables from Broker-Dealers and Clearing Organizations	3,825	3,488
Allowance for doubtful accounts	6,170	1,678	$ 494	$ 154
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	4,859	12,936
Total Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ 0	$ 200